Derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [Abstract]
Summary of fair value warrants share option

The fair value of the Ely Warrants were determined using the Black-Scholes option pricing model, with the following assumptions:

	For the three months ended	For the year ended	For the year ended
	December 31, 2022 (transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)
Risk-free interest rate	4.02%	3.75%	0.23%
Expected life (years)	0.39	0.64	1.64
Expected volatility	41.00%	40.00%	43.00%
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%	0.00%

Summary of Movement in Derivative Liabilities	The movement in derivative liabilities is as follows:

($)
Balance at September 30, 2020	—
Acquisition of Ely (Note 3)	3,038
Change in fair value during the year	1,511
Balance at September 30, 2021	4,549
Acquisition of Abitibi (Note 3)	691
Exercise of Ely warrants	(124)
Change in fair value during the year	(4,588)
Balance at September 30, 2022	528
Repurchase of Abitibi call options	(8)
Change in fair value during the period	(278)
Balance at December 31, 2022	242
Change in fair value during the year	(242)
Balance at December 31, 2023	—